Intangible assets	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets

	Goodwill	Intellectual property	Customer relationships and brands	Software	Patents	Licenses	Total	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	1.
Balance at January 1, 2026	198,988	231,399	85,197	4,324	372	72,543	592,823
Additions	-	172	167	-	-	-	339
Reclassifications	-	-	-	-	-	-	-
Amortization charge	-	-	(3,000)	(196)	(3)	(1,005)	(4,204)
Changes in provisions	-	(539)	-	-	-	-	(539)
Exchange differences	(1,475)	(2,000)	-	(96)	1	(239)	(3,809)
Balance at June 30, 2026	197,513	229,032	82,364	4,032	370	71,299	584,610
Cost	197,513	249,036	91,389	4,756	710	74,816	618,220
Accumulated amortization	-	(20,004)	(9,025)	(724)	(340)	(3,517)	(33,610)
Net book amount	197,513	229,032	82,364	4,032	370	71,299	584,610

Balance as at January 1, 2025	66,586	176,426	741	2,284	318	11,503	257,858
Acquisition of businesses	143,660	-	90,200	806	-	15,400	250,066
Additions	-	32,410	127	1,291	46	46,030	79,904
Measurement period adjustments	4,731	-	-	-	-	-	4,731
Reclassifications	(18,759)	18,759	-	-	-	-	-
Amortization charge	-	(2,026)	(5,871)	(460)	(17)	(1,508)	(9,882)
Impairments	-	-	-	-	-	(566)	(566)
Changes in provisions	6	(565)	-	-	-	-	(559)
Exchange differences	2,764	6,395	-	403	25	1,684	11,271
Balance at December 31, 2025	198,988	231,399	85,197	4,324	372	72,543	592,823
Cost	198,988	250,952	91,230	4,805	715	75,095	621,785
Accumulated amortization	-	(19,553)	(6,033)	(481)	(343)	(2,552)	(28,962)
Net book amount	198,988	231,399	85,197	4,324	372	72,543	592,823
The Group has considered reasonably possible changes in the key assumptions and has not identified any instances that could cause the carrying amounts of the intangible assets at June 30, 2026 to exceed their recoverable amounts.